SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 19 – SUBSEQUENT EVENTS The Company evaluates events that have occurred after the balance sheet date but before the unaudited condensed consolidated financial statements are issued. None.

NOTE 20 – SUBSEQUENT EVENTS

On January 24, 2022, the Company entered into leasing agreements for 3,521 square feet of office space commencing upon the completion of tenant improvements which is expected to be on April 1, 2022 but shall be no later than May 1, 2022 (“Commencement Date”). Under the terms of the leases, the Company is required to pay $3,668 for the first twelve months of the lease and increasing by approximately 3% every 12 months thereafter until the expiration of the lease. The lease is for a period of five years from the Commencement Date and the Company was required to make a security deposit of $3,668. The Company does not have an option to extend the lease. The Company cannot sublease any of the properties under the lease agreement.

Effective February 1, 2022, the Company entered into an office space/land lease agreement with an entity owned by the Chief Executive Officer of Greenwave for the leasing of the Company’s Fairmont metal scrap yard located at 406 Sandy Street, Fairmont, NC 28340. Under the terms of the lease, the Company is required to pay $8,000 per month for the facility beginning February 1, 2022 and increasing by 3% on January 1, 2023. The lease expires on January 1, 2024 and the Company has two options to extend the lease by 5 years per option. The Company also has the option to extend the term of the lease for an additional year for the next 5 years upon the same terms and conditions. In the event the Company does not exercise the options, the lease will continue on a month-to-month basis. The Company cannot sublease the property under the lease agreement.

On February 28, 2022, the Company effectuated a 1-for-300 reverse stock split, such that (1) post consolidation Common Share was issued for each three hundred (300) pre-consolidation Common Shares (the “Consolidation”). No fractional shares were issued in the Consolidation and any fractional interest in Common Shares was rounded up to the nearest whole Common Share. The 994,871,337 Common Shares issued and outstanding prior to the Consolidation was reduced to 3,331,916 Common Shares issued and outstanding following the Consolidation. Pursuant to GAAP, the Company retrospectively recasted and restated the weighted-average shares included within its consolidated statements of operations for the years ended December 31, 2021 and 2020. The basic and diluted weighted-average common shares are retroactively converted to shares of the Company’s common stock to conform to the recasted consolidated statements of stockholders’ equity.

From January 1 to April 13, 2022, the Company issued 6,500 shares recorded as to be issued for services rendered on December 31, 2021.